PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.2% of Net Assets

	Aerospace & Defense – 2.4%
1,204,603	Kratos Defense & Security Solutions, Inc.(a)	$18,827,945
363,550	Mercury Systems, Inc.(a)	28,596,843

		47,424,788

	Air Freight & Logistics – 0.7%
658,914	Air Transport Services Group, Inc.(a)	14,674,015

	Auto Components – 1.7%
284,956	Fox Factory Holding Corp.(a)	23,540,215
477,511	Stoneridge, Inc.(a)	9,865,377

		33,405,592

	Banks – 0.5%
355,690	TCF Financial Corp.	10,464,400

	Biotechnology – 9.7%
171,526	Blueprint Medicines Corp.(a)	13,379,028
162,073	ChemoCentryx, Inc.(a)	9,325,680
402,979	Dicerna Pharmaceuticals, Inc.(a)	10,235,667
174,500	Emergent BioSolutions, Inc.(a)	13,799,460
769,371	Epizyme, Inc.(a)	12,356,098
787,319	Halozyme Therapeutics, Inc.(a)	21,108,022
430,886	Momenta Pharmaceuticals, Inc.(a)	14,335,577
395,730	Natera, Inc.(a)	19,731,098
266,582	PTC Therapeutics, Inc.(a)	13,526,371
536,138	Rocket Pharmaceuticals, Inc.(a)	11,221,368
238,012	SpringWorks Therapeutics, Inc.(a)	9,996,504
519,675	Veracyte, Inc.(a)	13,459,583
356,115	Xencor, Inc.(a)	11,534,565
429,293	Y-mAbs Therapeutics, Inc.(a)	18,545,458

		192,554,479

	Building Products – 5.0%
418,459	AAON, Inc.	22,718,139
433,753	Advanced Drainage Systems, Inc.	21,427,398
169,295	Patrick Industries, Inc.	10,369,319
223,156	Trex Co., Inc.(a)	29,025,901
294,409	UFP Industries, Inc.	14,576,190

		98,116,947

	Capital Markets – 2.6%
659,339	AssetMark Financial Holdings, Inc.(a)	17,993,361
267,538	Hamilton Lane, Inc., Class A	18,024,035
317,561	PJT Partners, Inc., Class A	16,303,582

		52,320,978

	Commercial Services & Supplies – 2.8%
504,170	Casella Waste Systems, Inc., Class A(a)	26,277,340
280,708	McGrath RentCorp	15,161,039
458,182	Mobile Mini, Inc.	13,516,369

		54,954,748

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Consumer Services – 2.5%
300,462	Arco Platform Ltd., Class A(a)	$13,064,088
445,883	frontdoor, Inc.(a)	19,765,993
108,677	Strategic Education, Inc.	16,698,221

		49,528,302

	Diversified Telecommunication Services – 1.0%
244,703	Cogent Communications Holdings, Inc.	18,930,224

	Electrical Equipment – 1.4%
231,640	Generac Holdings, Inc.(a)	28,243,865

	Electronic Equipment, Instruments & Components – 3.2%
155,382	Insight Enterprises, Inc.(a)	7,644,794
245,871	Itron, Inc.(a)	16,288,954
264,814	Novanta, Inc.(a)	28,274,191
87,621	Rogers Corp.(a)	10,917,577

		63,125,516

	Food Products – 2.6%
457,119	Freshpet, Inc.(a)	38,242,576
749,085	Simply Good Foods Co. (The)(a)	13,917,999

		52,160,575

	Health Care Equipment & Supplies – 7.2%
398,067	AtriCure, Inc.(a)	17,893,112
622,591	CryoLife, Inc.(a)	11,935,069
350,898	CryoPort, Inc.(a)	10,614,665
108,969	iRhythm Technologies, Inc.(a)	12,628,417
231,002	NuVasive, Inc.(a)	12,857,571
94,631	Penumbra, Inc.(a)	16,921,915
169,189	Quidel Corp.(a)	37,854,347
342,520	STAAR Surgical Co.(a)	21,078,681

		141,783,777

	Health Care Providers & Services – 4.7%
135,521	Amedisys, Inc.(a)	26,906,339
406,139	BioTelemetry, Inc.(a)	18,353,422
249,588	HealthEquity, Inc.(a)	14,643,328
189,156	LHC Group, Inc.(a)	32,973,674

		92,876,763

	Health Care Technology – 2.9%
1,273,965	Inovalon Holdings, Inc., Class A(a)	24,536,566
215,283	Inspire Medical Systems, Inc.(a)	18,733,927
476,130	Phreesia, Inc.(a)	13,464,956

		56,735,449

Shares	Description	Value (†)
Common Stocks – continued

	Hotels, Restaurants & Leisure – 2.0%
188,095	Texas Roadhouse, Inc.	$9,888,154
219,744	Wingstop, Inc.	30,537,824

		40,425,978

	Insurance – 5.0%
429,929	Goosehead Insurance, Inc., Series A(a)	32,313,464
248,739	Kinsale Capital Group, Inc.	38,606,780
335,936	Palomar Holdings, Inc.(a)	28,809,871

		99,730,115

	IT Services – 3.6%
461,155	EVERTEC, Inc.	12,958,455
182,359	ManTech International Corp., Class A	12,489,768
843,525	NIC, Inc.	19,367,334
487,494	WNS Holdings Ltd., ADR(a)	26,802,420

		71,617,977

	Life Sciences Tools & Services – 3.6%
681,749	NeoGenomics, Inc.(a)	21,120,584
273,380	PRA Health Sciences, Inc.(a)	26,597,140
186,077	Repligen Corp.(a)	23,000,978

		70,718,702

	Machinery – 4.1%
342,627	Albany International Corp., Class A	20,115,631
424,135	Kornit Digital Ltd.(a)	22,640,326
169,189	Proto Labs, Inc.(a)	19,028,687
148,164	RBC Bearings, Inc.(a)	19,859,903

		81,644,547

	Pharmaceuticals – 3.8%
655,516	Aerie Pharmaceuticals, Inc.(a)	9,675,416
115,660	GW Pharmaceuticals PLC, Sponsored ADR(a)	14,193,795
146,354	MyoKardia, Inc.(a)	14,140,724
458,182	Pacira BioSciences, Inc.(a)	24,040,810
81,461	Reata Pharmaceuticals, Inc., Class A(a)	12,709,545

		74,760,290

	Professional Services – 1.5%
335,416	Huron Consulting Group, Inc.(a)	14,842,158
235,582	ICF International, Inc.	15,272,781

		30,114,939

	Semiconductors & Semiconductor Equipment – 5.5%
225,733	Advanced Energy Industries, Inc.(a)	15,302,440
639,846	FormFactor, Inc.(a)	18,766,683
638,579	MACOM Technology Solutions Holdings, Inc.(a)	21,935,189
1,012,163	Rambus, Inc.(a)	15,384,878
202,220	Silicon Laboratories, Inc.(a)	20,276,599
352,246	Silicon Motion Technology Corp., ADR	17,179,037

		108,844,826

Shares	Description	Value (†)
Common Stocks – continued

	Software – 11.7%
180,235	Blackline, Inc.(a)	$14,943,284
342,414	Envestnet, Inc.(a)	25,181,126
359,726	Five9, Inc.(a)	39,810,876
184,802	Globant S.A.(a)	27,692,580
472,944	Mimecast Ltd.(a)	19,702,847
328,927	Q2 Holdings, Inc.(a)	28,218,647
436,409	Rapid7, Inc.(a)	22,265,587
347,938	RealPage, Inc.(a)	22,619,449
434,391	Tenable Holdings, Inc.(a)	12,949,196
205,451	Varonis Systems, Inc.(a)	18,178,305

		231,561,897

	Specialty Retail – 1.1%
689,158	National Vision Holdings, Inc.(a)	21,033,102

	Textiles, Apparel & Luxury Goods – 1.5%
240,030	Columbia Sportswear Co.	19,341,617
404,759	Steven Madden Ltd.	9,993,500

		29,335,117

	Trading Companies & Distributors – 1.9%
326,503	SiteOne Landscape Supply, Inc.(a)	37,211,547

	Total Common Stocks (Identified Cost $1,447,806,908)	1,904,299,455

Principal Amount
Short-Term Investments – 3.4%
$66,728,883	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $66,728,883 on 7/01/2020 collateralized by $31,732,800 U.S. Treasury Note, 2.750% due 8/31/2025 valued at $35,993,653; $2,382,900 U.S. Treasury Note, 3.000% due 10/31/2025 valued at $2,731,613; $27,255,300 U.S. Treasury Note, 1.625% due 2/15/2026 valued at $29,338,243 including accrued interest(b) (Identified Cost $66,728,883)	66,728,883

	Total Investments – 99.6% (Identified Cost $1,514,535,791)	1,971,028,338
	Other assets less liabilities – 0.4%	8,497,911

	Net Assets – 100.0%	$1,979,526,249

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,904,299,455	$—	$—	$1,904,299,455
Short-Term Investments	—	66,728,883	—	66,728,883

Total	$1,904,299,455	$66,728,883	$—	$1,971,028,338

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2020 (Unaudited)

Software	11.7%
Biotechnology	9.7
Health Care Equipment & Supplies	7.2
Semiconductors & Semiconductor Equipment	5.5
Insurance	5.0
Building Products	5.0
Health Care Providers & Services	4.7
Machinery	4.1
Pharmaceuticals	3.8
IT Services	3.6
Life Sciences Tools & Services	3.6
Electronic Equipment, Instruments & Components	3.2
Health Care Technology	2.9
Commercial Services & Supplies	2.8
Capital Markets	2.6
Food Products	2.6
Diversified Consumer Services	2.5
Aerospace & Defense	2.4
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	11.3
Short-Term Investments	3.4

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%